Note 11 - Other Borrowings (Details Textual) - USD ($)	1 Months Ended
	Dec. 31, 2006	Dec. 31, 2021	Dec. 31, 2020
Advances from Federal Home Loan Banks, Total		$ 417,400,000
Stock Issued During Period, Value, New Issues	$ 248,000
Finance Lease, Liability, Total		4,653,000
Short-term Debt, Total		0	$ 0
PPPLF Advances Under the CARES Act [Member] | Federal Reserve Bank Advances [Member]
Short-term Debt, Total		0
Other Borrowings [Member]
Notes Payable, Total		8,300,000
Finance Lease, Liability, Total		$ 4,700,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.67%
Mandatorily Redeemable Securities [Member] | Special Purpose Entity [Member]
Securities Sold under Agreements to Repurchase, Total	$ 8,000,000.0